Discontinued Operations (Details) - Schedule of Cash Flow Components - Handshake [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Cash Flow Components [Line Items]
Net cash (outflows) inflows from operating activities	$ (53,693)	$ (91,127)	$ 149,186
Net cash from investing activities
Net cash from financing activities
Net (decrease) increase in cash and cash equivalents	(53,693)	(91,127)	149,186
Cash and cash equivalents at beginning of year	82,335	173,462	24,276
Cash and cash equivalents at the end of the year	$ 28,642	$ 82,335	$ 173,462